Investment Portfolio	as of March 31, 2022 (Unaudited)
Deutsche DWS Equity 500 Index Portfolio
	Shares	Value ($)

Common Stocks 98.1%
Communication Services 9.2%
Diversified Telecommunication Services 1.0%
AT&T, Inc.	342,486	8,092,944
Lumen Technologies, Inc. (a)	43,811	493,750
Verizon Communications, Inc.	201,431	10,260,895
		18,847,589
Entertainment 1.4%
Activision Blizzard, Inc.	37,283	2,986,741
Electronic Arts, Inc. (a)	13,438	1,700,042
Live Nation Entertainment, Inc.*	6,494	763,954
Netflix, Inc.*	21,285	7,973,148
Take-Two Interactive Software, Inc.*	5,611	862,635
Walt Disney Co.*	87,291	11,972,834
		26,259,354
Interactive Media & Services 5.6%
Alphabet, Inc. "A"*	14,430	40,134,880
Alphabet, Inc. "C"*	13,324	37,213,799
Match Group, Inc.*	13,396	1,456,681
Meta Platforms, Inc. "A"*	110,757	24,627,927
Twitter, Inc.*	37,891	1,466,003
		104,899,290
Media 1.0%
Charter Communications, Inc. "A"*	5,721	3,120,920
Comcast Corp. "A"	216,910	10,155,726
Discovery, Inc. "A"* (a)	7,936	197,765
Discovery, Inc. "C"* (a)	14,773	368,882
DISH Network Corp. "A"*	11,890	376,319
Fox Corp. "A"	14,885	587,213
Fox Corp. "B"	7,191	260,889
Interpublic Group of Companies, Inc.	19,249	682,377
News Corp. "A"	18,786	416,110
News Corp. "B"	5,883	132,485
Omnicom Group, Inc. (a)	10,186	864,588
Paramount Global "B"	29,100	1,100,271
		18,263,545
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.*	28,155	3,613,694
Consumer Discretionary 11.8%
Auto Components 0.1%
Aptiv PLC*	13,061	1,563,532
BorgWarner, Inc.	11,611	451,668
		2,015,200
Automobiles 2.6%
Ford Motor Co.	189,456	3,203,701

General Motors Co.*	70,067	3,064,731
Tesla, Inc.*	40,142	43,257,019
		49,525,451
Distributors 0.1%
Genuine Parts Co.	6,866	865,253
LKQ Corp.	12,516	568,352
Pool Corp.	1,931	816,523
		2,250,128
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc.*	1,969	4,624,098
Caesars Entertainment, Inc.*	10,293	796,266
Carnival Corp.*	38,935	787,266
Chipotle Mexican Grill, Inc.*	1,360	2,151,561
Darden Restaurants, Inc.	6,036	802,486
Domino's Pizza, Inc.	1,761	716,744
Expedia Group, Inc.*	7,197	1,408,237
Hilton Worldwide Holdings, Inc.*	13,336	2,023,605
Las Vegas Sands Corp.*	16,429	638,595
Marriott International, Inc. "A"*	13,222	2,323,766
McDonald's Corp.	35,853	8,865,730
MGM Resorts International	17,988	754,417
Norwegian Cruise Line Holdings Ltd.* (a)	19,574	428,279
Penn National Gaming, Inc.*	7,817	331,597
Royal Caribbean Cruises Ltd.*	10,829	907,254
Starbucks Corp.	55,145	5,016,541
Wynn Resorts Ltd.*	5,081	405,159
Yum! Brands, Inc.	13,860	1,642,826
		34,624,427
Household Durables 0.3%
D.R. Horton, Inc.	15,292	1,139,407
Garmin Ltd.	7,365	873,563
Lennar Corp. "A"	12,418	1,007,969
Mohawk Industries, Inc.*	2,629	326,522
Newell Brands, Inc.	18,359	393,066
NVR, Inc.*	157	701,361
PulteGroup, Inc.	12,261	513,736
Whirlpool Corp.	2,786	481,365
		5,436,989
Internet & Direct Marketing Retail 3.8%
Amazon.com, Inc.*	20,990	68,426,351
eBay, Inc.	29,762	1,704,172
Etsy, Inc.*	6,135	762,458
		70,892,981
Leisure Products 0.0%
Hasbro, Inc.	6,304	516,424
Multiline Retail 0.5%
Dollar General Corp.	11,081	2,466,963
Dollar Tree, Inc.*	10,735	1,719,210
Target Corp.	22,968	4,874,269
		9,060,442
Specialty Retail 1.9%
Advance Auto Parts, Inc.	3,065	634,332
AutoZone, Inc.*	988	2,020,045
Bath & Body Works, Inc.	12,265	586,267
Best Buy Co., Inc.	10,355	941,270

CarMax, Inc.*	7,628	735,949
Home Depot, Inc.	50,089	14,993,140
Lowe's Companies, Inc.	32,308	6,532,355
O'Reilly Automotive, Inc.*	3,225	2,208,996
Ross Stores, Inc.	16,925	1,531,036
TJX Companies, Inc.	57,106	3,459,482
Tractor Supply Co.	5,514	1,286,802
Ulta Beauty, Inc.*	2,642	1,052,097
		35,981,771
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc. "B"	61,153	8,228,748
PVH Corp.	3,546	271,659
Ralph Lauren Corp.	2,374	269,306
Tapestry, Inc.	12,402	460,734
Under Armour, Inc. "A"*	8,549	145,504
Under Armour, Inc. "C"*	10,421	162,151
VF Corp.	15,257	867,513
		10,405,615
Consumer Staples 5.9%
Beverages 1.4%
Brown-Forman Corp. "B"	8,873	594,669
Coca-Cola Co.	186,381	11,555,622
Constellation Brands, Inc. "A"	7,841	1,805,939
Molson Coors Beverage Co. "B" (a)	8,967	478,658
Monster Beverage Corp.*	18,170	1,451,783
PepsiCo, Inc.	66,364	11,108,006
		26,994,677
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	21,255	12,239,692
Kroger Co.	32,068	1,839,741
Sysco Corp.	24,293	1,983,524
Walgreens Boots Alliance, Inc.	34,716	1,554,235
Walmart, Inc.	67,837	10,102,286
		27,719,478
Food Products 0.9%
Archer-Daniels-Midland Co.	27,043	2,440,901
Campbell Soup Co.	9,845	438,792
Conagra Brands, Inc.	22,562	757,406
General Mills, Inc.	28,889	1,956,363
Hormel Foods Corp. (a)	13,578	699,810
J M Smucker Co.	5,154	697,903
Kellogg Co.	12,363	797,290
Kraft Heinz Co.	34,391	1,354,661
Lamb Weston Holdings, Inc.	7,122	426,679
McCormick & Co., Inc.	11,976	1,195,205
Mondelez International, Inc. "A"	66,586	4,180,269
The Hershey Co.	6,939	1,503,196
Tyson Foods, Inc. "A"	13,939	1,249,353
		17,697,828
Household Products 1.3%
Church & Dwight Co., Inc.	11,546	1,147,441
Clorox Co. (a)	5,918	822,780
Colgate-Palmolive Co.	40,364	3,060,802

Kimberly-Clark Corp.	16,062	1,978,196
Procter & Gamble Co.	115,060	17,581,168
		24,590,387
Personal Products 0.2%
Estee Lauder Companies, Inc. "A"	11,089	3,019,756
Tobacco 0.6%
Altria Group, Inc.	87,440	4,568,740
Philip Morris International, Inc.	74,338	6,983,312
		11,552,052
Energy 3.8%
Energy Equipment & Services 0.3%
Baker Hughes Co.	43,572	1,586,457
Halliburton Co.	43,304	1,639,922
Schlumberger NV	67,094	2,771,653
		5,998,032
Oil, Gas & Consumable Fuels 3.5%
APA Corp.	17,845	737,534
Chevron Corp.	92,466	15,056,239
ConocoPhillips (a)	62,578	6,257,800
Coterra Energy, Inc.	39,283	1,059,463
Devon Energy Corp.	30,108	1,780,286
Diamondback Energy, Inc.	8,247	1,130,499
EOG Resources, Inc.	28,048	3,344,163
Exxon Mobil Corp.	203,123	16,775,929
Hess Corp.	13,061	1,398,049
Kinder Morgan, Inc.	93,190	1,762,223
Marathon Oil Corp.	37,134	932,435
Marathon Petroleum Corp.	27,760	2,373,480
Occidental Petroleum Corp.	42,415	2,406,627
ONEOK, Inc.	21,323	1,506,043
Phillips 66	22,577	1,950,427
Pioneer Natural Resources Co.	10,856	2,714,326
Valero Energy Corp.	19,550	1,985,107
Williams Companies, Inc.	58,528	1,955,420
		65,126,050
Financials 10.9%
Banks 3.7%
Bank of America Corp.	341,144	14,061,956
Citigroup, Inc.	95,198	5,083,573
Citizens Financial Group, Inc.	20,771	941,549
Comerica, Inc.	6,158	556,868
Fifth Third Bancorp. (a)	32,461	1,397,121
First Republic Bank	8,526	1,382,065
Huntington Bancshares, Inc.	69,784	1,020,242
JPMorgan Chase & Co.	141,785	19,328,131
KeyCorp.	44,096	986,869
M&T Bank Corp.	6,138	1,040,391
People's United Financial, Inc.	21,143	422,649
PNC Financial Services Group, Inc.	20,134	3,713,716
Regions Financial Corp.	44,798	997,204
Signature Bank	3,000	880,470
SVB Financial Group* (a)	2,838	1,587,719
Truist Financial Corp.	63,904	3,623,357

U.S. Bancorp.	64,736	3,440,718
Wells Fargo & Co.	186,418	9,033,816
Zions Bancorp. NA	7,173	470,262
		69,968,676
Capital Markets 2.9%
Ameriprise Financial, Inc.	5,310	1,594,912
Bank of New York Mellon Corp.	35,478	1,760,773
BlackRock, Inc.	6,838	5,225,395
Cboe Global Markets, Inc.	5,238	599,332
Charles Schwab Corp.	72,104	6,079,088
CME Group, Inc.	17,226	4,097,376
FactSet Research Systems, Inc.	1,813	787,114
Franklin Resources, Inc.	13,576	379,042
Intercontinental Exchange, Inc.	26,930	3,557,992
Invesco Ltd.	16,955	390,982
MarketAxess Holdings, Inc.	1,822	619,844
Moody's Corp.	7,729	2,607,842
Morgan Stanley (a)	68,029	5,945,735
MSCI, Inc.	3,896	1,959,221
Nasdaq, Inc.	5,527	984,911
Northern Trust Corp.	10,016	1,166,363
Raymond James Financial, Inc.	8,974	986,332
S&P Global, Inc.	16,991	6,969,368
State Street Corp.	17,678	1,540,107
T. Rowe Price Group, Inc.	11,031	1,667,777
The Goldman Sachs Group, Inc.	16,289	5,376,999
		54,296,505
Consumer Finance 0.6%
American Express Co.	29,505	5,517,435
Capital One Financial Corp.	19,847	2,605,713
Discover Financial Services	13,795	1,520,071
Synchrony Financial	24,935	867,987
		10,511,206
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc. "B"*	87,871	31,010,555
Insurance 2.0%
Aflac, Inc.	28,796	1,854,174
Allstate Corp.	13,457	1,863,929
American International Group, Inc.	39,744	2,494,731
Aon PLC "A"	10,309	3,356,920
Arthur J. Gallagher & Co.	10,019	1,749,317
Assurant, Inc.	2,766	502,942
Brown & Brown, Inc.	11,392	823,300
Chubb Ltd.	20,658	4,418,746
Cincinnati Financial Corp.	7,289	991,012
Everest Re Group Ltd.	1,875	565,088
Globe Life, Inc.	4,388	441,433
Hartford Financial Services Group, Inc.	15,993	1,148,457
Lincoln National Corp.	7,835	512,096
Loews Corp.	9,339	605,354
Marsh & McLennan Companies, Inc.	24,216	4,126,891
MetLife, Inc.	33,773	2,373,566
Principal Financial Group, Inc.	11,575	849,721
Progressive Corp.	28,038	3,196,052
Prudential Financial, Inc.	18,126	2,141,949
Travelers Companies, Inc.	11,560	2,112,359

W.R. Berkley Corp.	9,972	664,035
Willis Towers Watson PLC (a)	5,849	1,381,651
		38,173,723
Health Care 13.3%
Biotechnology 1.9%
AbbVie, Inc.	84,811	13,748,711
Amgen, Inc.	27,063	6,544,374
Biogen, Inc.*	7,092	1,493,575
Gilead Sciences, Inc.	60,095	3,572,648
Incyte Corp.*	9,102	722,881
Moderna, Inc.*	16,861	2,904,476
Regeneron Pharmaceuticals, Inc.*	5,104	3,564,736
Vertex Pharmaceuticals, Inc.*	12,172	3,176,527
		35,727,928
Health Care Equipment & Supplies 2.8%
Abbott Laboratories	84,857	10,043,675
ABIOMED, Inc.*	2,205	730,384
Align Technology, Inc.*	3,541	1,543,876
Baxter International, Inc.	23,976	1,859,099
Becton, Dickinson & Co.	13,672	3,636,752
Boston Scientific Corp.*	68,228	3,021,818
DENTSPLY SIRONA, Inc.	10,636	523,504
DexCom, Inc.*	4,623	2,365,127
Edwards Lifesciences Corp.*	29,910	3,521,005
Hologic, Inc.*	11,913	915,157
IDEXX Laboratories, Inc.*	4,053	2,217,234
Intuitive Surgical, Inc.*	17,141	5,171,097
Medtronic PLC	64,495	7,155,720
ResMed, Inc.	7,043	1,707,998
STERIS PLC (a)	4,805	1,161,705
Stryker Corp.	16,107	4,306,206
Teleflex, Inc.	2,277	807,948
The Cooper Companies, Inc.	2,363	986,765
Zimmer Biomet Holdings, Inc.	9,944	1,271,838
		52,946,908
Health Care Providers & Services 2.9%
AmerisourceBergen Corp.	7,230	1,118,553
Anthem, Inc.	11,641	5,718,292
Cardinal Health, Inc.	13,456	762,955
Centene Corp.*	27,898	2,348,733
Cigna Corp.	15,479	3,708,923
CVS Health Corp.	62,985	6,374,712
DaVita, Inc.*	2,868	324,400
HCA Healthcare, Inc.	11,473	2,875,363
Henry Schein, Inc.*	6,582	573,885
Humana, Inc.	6,161	2,681,082
Laboratory Corp. of America Holdings*	4,458	1,175,396
McKesson Corp.	7,168	2,194,340
Molina Healthcare, Inc.*	2,817	939,723
Quest Diagnostics, Inc.	5,691	778,870
UnitedHealth Group, Inc.	45,201	23,051,154
Universal Health Services, Inc. "B"	3,535	512,398
		55,138,779
Health Care Technology 0.1%
Cerner Corp.	14,118	1,320,880

Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.	14,435	1,910,184
Bio-Rad Laboratories, Inc. "A"*	1,053	593,081
Bio-Techne Corp.	1,897	821,477
Charles River Laboratories International, Inc.*	2,450	695,727
Danaher Corp.	30,533	8,956,245
Illumina, Inc.*	7,464	2,607,922
IQVIA Holdings, Inc.*	9,121	2,108,866
Mettler-Toledo International, Inc.*	1,111	1,525,614
PerkinElmer, Inc.	5,964	1,040,479
Thermo Fisher Scientific, Inc.	18,908	11,168,010
Waters Corp.*	2,878	893,302
West Pharmaceutical Services, Inc.	3,515	1,443,646
		33,764,553
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	104,523	7,633,315
Catalent, Inc.*	8,548	947,973
Eli Lilly & Co.	38,085	10,906,401
Johnson & Johnson	126,314	22,386,630
Merck & Co., Inc.	121,156	9,940,850
Organon & Co.	12,147	424,295
Pfizer, Inc.	269,229	13,937,985
Viatris, Inc.	58,581	637,361
Zoetis, Inc.	22,684	4,277,976
		71,092,786
Industrials 7.7%
Aerospace & Defense 1.5%
Boeing Co.*	26,268	5,030,322
General Dynamics Corp.	11,028	2,659,733
Howmet Aerospace, Inc.	18,697	671,970
Huntington Ingalls Industries, Inc.	1,923	383,523
L3Harris Technologies, Inc.	9,388	2,332,637
Lockheed Martin Corp.	11,623	5,130,392
Northrop Grumman Corp.	7,033	3,145,298
Raytheon Technologies Corp.	71,473	7,080,830
Textron, Inc.	10,752	799,734
TransDigm Group, Inc.* (a)	2,538	1,653,609
		28,888,048
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	6,217	669,633
Expeditors International of Washington, Inc.	8,203	846,222
FedEx Corp.	11,767	2,722,766
United Parcel Service, Inc. "B"	34,980	7,501,811
		11,740,432
Airlines 0.2%
Alaska Air Group, Inc.*	5,698	330,541
American Airlines Group, Inc.* (a)	31,257	570,440
Delta Air Lines, Inc.*	30,869	1,221,486
Southwest Airlines Co.*	28,555	1,307,819
United Airlines Holdings, Inc.*	15,507	718,905
		4,149,191
Building Products 0.4%
A.O. Smith Corp.	6,355	406,021
Allegion PLC	4,333	475,677

Carrier Global Corp.	40,943	1,878,055
Fortune Brands Home & Security, Inc.	6,607	490,768
Johnson Controls International PLC	33,612	2,203,939
Masco Corp.	11,438	583,338
Trane Technologies PLC	11,171	1,705,812
		7,743,610
Commercial Services & Supplies 0.4%
Cintas Corp.	4,230	1,799,400
Copart, Inc.*	10,144	1,272,768
Republic Services, Inc.	10,012	1,326,590
Rollins, Inc.	11,123	389,861
Waste Management, Inc.	18,397	2,915,924
		7,704,543
Construction & Engineering 0.1%
Quanta Services, Inc.	6,922	911,004
Electrical Equipment 0.5%
AMETEK, Inc.	11,201	1,491,749
Eaton Corp. PLC	19,037	2,889,055
Emerson Electric Co.	28,392	2,783,836
Generac Holdings, Inc.* (a)	3,050	906,643
Rockwell Automation, Inc.	5,613	1,571,808
		9,643,091
Industrial Conglomerates 1.0%
3M Co.	27,342	4,070,677
General Electric Co.	52,706	4,822,599
Honeywell International, Inc.	32,869	6,395,650
Roper Technologies, Inc.	5,036	2,378,150
		17,667,076
Machinery 1.5%
Caterpillar, Inc.	25,939	5,779,728
Cummins, Inc.	6,820	1,398,850
Deere & Co.	13,452	5,588,768
Dover Corp.	6,838	1,072,882
Fortive Corp.	17,287	1,053,297
IDEX Corp.	3,736	716,303
Illinois Tool Works, Inc.	13,689	2,866,477
Ingersoll Rand, Inc.	19,843	999,095
Nordson Corp.	2,608	592,225
Otis Worldwide Corp.	20,217	1,555,698
PACCAR, Inc.	16,499	1,453,067
Parker-Hannifin Corp.	6,137	1,741,435
Pentair PLC	8,102	439,209
Snap-on, Inc. (a)	2,527	519,248
Stanley Black & Decker, Inc.	7,919	1,106,997
Westinghouse Air Brake Technologies Corp.	8,999	865,434
Xylem, Inc.	8,788	749,265
		28,497,978
Professional Services 0.3%
Equifax, Inc.	5,895	1,397,704
Jacobs Engineering Group, Inc.	6,210	855,800
Leidos Holdings, Inc.	6,806	735,184
Nielsen Holdings PLC	16,905	460,492
Robert Half International, Inc.	5,183	591,795
Verisk Analytics, Inc.	7,812	1,676,690
		5,717,665

Road & Rail 1.0%
CSX Corp.	106,293	3,980,673
J.B. Hunt Transport Services, Inc.	3,990	801,152
Norfolk Southern Corp.	11,486	3,276,037
Old Dominion Freight Line, Inc.	4,457	1,331,217
Union Pacific Corp.	30,552	8,347,112
		17,736,191
Trading Companies & Distributors 0.2%
Fastenal Co.	27,332	1,623,521
United Rentals, Inc.*	3,496	1,241,814
W.W. Grainger, Inc.	2,048	1,056,338
		3,921,673
Information Technology 27.5%
Communications Equipment 0.8%
Arista Networks, Inc.*	10,836	1,505,987
Cisco Systems, Inc.	202,146	11,271,661
F5, Inc.*	2,924	610,970
Juniper Networks, Inc.	15,812	587,574
Motorola Solutions, Inc.	8,042	1,947,772
		15,923,964
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. "A"	28,915	2,178,745
CDW Corp.	6,474	1,158,134
Corning, Inc.	35,776	1,320,492
IPG Photonics Corp.*	1,680	184,397
Keysight Technologies, Inc.*	8,719	1,377,340
TE Connectivity Ltd.	15,566	2,038,835
Teledyne Technologies, Inc.* (a)	2,225	1,051,602
Trimble, Inc.*	12,037	868,349
Zebra Technologies Corp. "A"*	2,585	1,069,415
		11,247,309
IT Services 4.2%
Accenture PLC "A"	30,324	10,226,162
Akamai Technologies, Inc.*	7,847	936,853
Automatic Data Processing, Inc.	20,146	4,584,021
Broadridge Financial Solutions, Inc.	5,504	857,028
Cognizant Technology Solutions Corp. "A"	25,089	2,249,731
DXC Technology Co.*	11,307	368,947
EPAM Systems, Inc.*	2,743	813,601
Fidelity National Information Services, Inc.	29,361	2,948,432
Fiserv, Inc.*	28,436	2,883,410
FleetCor Technologies, Inc.*	3,829	953,651
Gartner, Inc.*	3,887	1,156,227
Global Payments, Inc.	13,639	1,866,361
International Business Machines Corp.	43,045	5,596,711
Jack Henry & Associates, Inc.	3,446	679,034
Mastercard, Inc. "A"	41,406	14,797,676
Paychex, Inc.	15,515	2,117,332
PayPal Holdings, Inc.*	55,867	6,461,019
VeriSign, Inc.*	4,569	1,016,420
Visa, Inc. "A"	79,565	17,645,130
		78,157,746
Semiconductors & Semiconductor Equipment 5.9%
Advanced Micro Devices, Inc.*	78,378	8,569,850
Analog Devices, Inc.	25,116	4,148,661

Applied Materials, Inc.	42,561	5,609,540
Broadcom, Inc.	19,800	12,467,664
Enphase Energy, Inc.*	6,493	1,310,158
Intel Corp.	195,227	9,675,450
KLA Corp.	7,218	2,642,221
Lam Research Corp.	6,684	3,593,385
Microchip Technology, Inc.	26,779	2,012,174
Micron Technology, Inc.	53,622	4,176,618
Monolithic Power Systems, Inc.	2,094	1,017,014
NVIDIA Corp.	119,896	32,714,823
NXP Semiconductors NV	12,697	2,349,961
Qorvo, Inc.*	5,325	660,832
QUALCOMM, Inc.	54,044	8,259,004
Skyworks Solutions, Inc.	7,968	1,061,975
SolarEdge Technologies, Inc.*	2,492	803,346
Teradyne, Inc.	7,866	929,997
Texas Instruments, Inc.	44,276	8,123,760
		110,126,433
Software 8.8%
Adobe, Inc.*	22,615	10,303,846
ANSYS, Inc.*	4,238	1,346,201
Autodesk, Inc.*	10,614	2,275,111
Cadence Design Systems, Inc.*	13,395	2,202,942
Ceridian HCM Holding, Inc.*	6,475	442,631
Citrix Systems, Inc.	6,032	608,629
Fortinet, Inc.*	6,564	2,243,181
Intuit, Inc.	13,580	6,529,807
Microsoft Corp.	359,580	110,862,110
NortonLifeLock, Inc.	28,162	746,856
Oracle Corp.	75,580	6,252,734
Paycom Software, Inc.*	2,331	807,412
PTC, Inc.*	5,128	552,388
salesforce.com, Inc.*	47,251	10,032,332
ServiceNow, Inc.*	9,561	5,324,425
Synopsys, Inc.*	7,370	2,456,200
Tyler Technologies, Inc.*	1,991	885,776
		163,872,581
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.	743,739	129,864,267
Hewlett Packard Enterprise Co.	61,990	1,035,853
HP, Inc.	51,972	1,886,583
NetApp, Inc.	10,533	874,239
Seagate Technology Holdings PLC	9,574	860,703
Western Digital Corp.*	14,791	734,373
		135,256,018
Materials 2.6%
Chemicals 1.7%
Air Products & Chemicals, Inc.	10,669	2,666,290
Albemarle Corp.	5,658	1,251,267
Celanese Corp.	5,142	734,637
CF Industries Holdings, Inc.	10,279	1,059,354
Corteva, Inc.	34,804	2,000,534
Dow, Inc.	35,239	2,245,429
DuPont de Nemours, Inc.	24,596	1,809,774
Eastman Chemical Co.	6,153	689,505
Ecolab, Inc.	11,893	2,099,828

FMC Corp.	5,962	784,420
International Flavors & Fragrances, Inc.	12,313	1,617,066
Linde PLC*	24,576	7,850,312
LyondellBasell Industries NV "A"	12,540	1,289,363
PPG Industries, Inc.	11,284	1,478,994
Sherwin-Williams Co. (a)	11,555	2,884,359
The Mosaic Co.	17,941	1,193,076
		31,654,208
Construction Materials 0.1%
Martin Marietta Materials, Inc.	3,012	1,159,289
Vulcan Materials Co.	6,405	1,176,598
		2,335,887
Containers & Packaging 0.3%
Amcor PLC	73,311	830,614
Avery Dennison Corp.	4,056	705,622
Ball Corp.	15,511	1,395,990
International Paper Co.	18,815	868,312
Packaging Corp. of America	4,464	696,875
Sealed Air Corp.	7,068	473,273
Westrock Co.	12,447	585,383
		5,556,069
Metals & Mining 0.5%
Freeport-McMoRan, Inc.	70,396	3,501,497
Newmont Corp.	38,068	3,024,503
Nucor Corp. (a)	13,054	1,940,477
		8,466,477
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITs) 2.6%
Alexandria Real Estate Equities, Inc.	6,941	1,396,876
American Tower Corp.	21,816	5,480,616
AvalonBay Communities, Inc.	6,753	1,677,243
Boston Properties, Inc.	6,844	881,507
Crown Castle International Corp.	20,697	3,820,666
Digital Realty Trust, Inc.	13,499	1,914,158
Duke Realty Corp.	18,477	1,072,775
Equinix, Inc.	4,306	3,193,416
Equity Residential	16,484	1,482,241
Essex Property Trust, Inc.	3,149	1,087,917
Extra Space Storage, Inc.	6,478	1,331,877
Federal Realty Investment Trust	3,378	412,352
Healthpeak Properties, Inc.	26,026	893,473
Host Hotels & Resorts, Inc.	34,565	671,598
Iron Mountain, Inc.	13,991	775,241
Kimco Realty Corp.	29,568	730,330
Mid-America Apartment Communities, Inc.	5,450	1,141,503
Prologis, Inc.	35,418	5,719,299
Public Storage	7,360	2,872,461
Realty Income Corp.	27,335	1,894,315
Regency Centers Corp.	7,439	530,698
SBA Communications Corp.	5,173	1,780,029
Simon Property Group, Inc.	15,681	2,062,992
UDR, Inc.	14,538	834,045
Ventas, Inc.	19,332	1,193,944
Vornado Realty Trust	7,444	337,362

Welltower, Inc.	20,754	1,995,290
Weyerhaeuser Co.	36,166	1,370,691
		48,554,915
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	16,158	1,478,780
Utilities 2.7%
Electric Utilities 1.7%
Alliant Energy Corp.	12,137	758,320
American Electric Power Co., Inc.	24,002	2,394,680
Constellation Energy Corp.	15,448	868,950
Duke Energy Corp.	36,743	4,102,723
Edison International	18,364	1,287,316
Entergy Corp.	9,736	1,136,678
Evergy, Inc.	10,736	733,698
Eversource Energy	16,618	1,465,542
Exelon Corp.	46,687	2,223,702
FirstEnergy Corp.	27,240	1,249,226
NextEra Energy, Inc.	94,035	7,965,705
NRG Energy, Inc.	11,864	455,103
Pinnacle West Capital Corp.	5,424	423,614
PPL Corp.	36,340	1,037,870
Southern Co.	50,608	3,669,586
Xcel Energy, Inc.	26,034	1,878,874
		31,651,587
Gas Utilities 0.0%
Atmos Energy Corp.	6,441	769,635
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	32,073	825,238
Multi-Utilities 0.8%
Ameren Corp.	12,515	1,173,407
CenterPoint Energy, Inc.	30,356	930,108
CMS Energy Corp.	13,755	962,025
Consolidated Edison, Inc.	16,829	1,593,370
Dominion Energy, Inc.	38,669	3,285,705
DTE Energy Co.	9,316	1,231,668
NiSource, Inc.	19,018	604,772
Public Service Enterprise Group, Inc.	24,498	1,714,860
Sempra Energy	15,425	2,593,251
WEC Energy Group, Inc.	15,251	1,522,202
		15,611,368
Water Utilities 0.1%
American Water Works Co., Inc.	8,781	1,453,519
Total Common Stocks (Cost $442,026,161)		1,836,505,895
	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 0.31% (b), 6/30/2022 (c) (Cost $2,657,938)	2,660,000	2,656,600

	Shares	Value ($)

Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.23% (d) (e) (Cost $12,278,715)	12,278,715	12,278,715

Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 0.28% (d) (Cost $31,549,998)	31,549,998	31,549,998

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $488,512,812)	100.6	1,882,991,208
Other Assets and Liabilities, Net	(0.6)	(11,734,482)
Net Assets	100.0	1,871,256,726
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2022	Value ($) at 3/31/2022
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.23% (d) (e)
12,413,546	—	134,831 (f)	—	—	3,734	—	12,278,715	12,278,715
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 0.28% (d)
25,082,012	58,733,916	52,265,930	—	—	5,064	—	31,549,998	31,549,998
37,495,558	58,733,916	52,400,761	—	—	8,798	—	43,828,713	43,828,713
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2022 amounted to $11,774,009, which is 0.6% of net assets.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At March 31, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2022.
At March 31, 2022, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	6/17/2022	147	31,803,409	33,301,013	1,497,604
Currency Abbreviation(s)

USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,836,505,895	$—	$—	$1,836,505,895
Government & Agency Obligations	—	2,656,600	—	2,656,600
Short-Term Investments (a)	43,828,713	—	—	43,828,713
Derivatives (b)
Futures Contracts	1,497,604	—	—	1,497,604
Total	$1,881,832,212	$2,656,600	$—	$1,884,488,812
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Equity Contracts	$ 1,497,604
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DE500-PH1
R-080548-1 (1/23)